Investment in Affiliate Company	12 Months Ended
Dec. 31, 2017
Investment in Affiliate Company [Abstract]
INVESTMENT IN AFFILIATE COMPANY

NOTE 4 - INVESTMENT IN AFFILIATE COMPANY

On August 4, 2016, the Company entered into a Share Purchase Agreement (“SPA”) to acquire up to 36% of Rail Vision Ltd. (“Rail Vision”) shares at an average price per share of USD 60 and 3 types of Warrants to purchase ordinary shares of Rail Vision: Warrant 1, Warrant 2 and Warrant 3 exercisable within 18 months, 30 months and 24 months at an exercise price of USD 189, USD 270 and USD 216, respectively.

Rail Vision, was incorporated in Israel on April 18, 2016 and is a development stage company that is developing products for advanced safety, asset and fleet management in the rail industry.

Under the terms of the SPA, the Company will acquire Rail Vision securities in two installments for a maximum aggregate investment amounts to USD 1,600 (and with other investors up to an aggregate investment amount of USD 2,000 in Rail Vision).

According to the agreement between the Company and other investors, the Company’s part in the first installment is USD 600 and the Company has the right, but not the obligation, to invest up to an additional USD 1,000 in the second installment. The first installment will result in a 13.5% interest in Rail Vison and if the Company exercises the second installment, in full, the Company’s interest in Rail Vision will amount to 36%.

On August 25, 2016 the Company and other investors consummated the first installment of the SPA. As a result of the first installment, the Company purchased 7,093 ordinary shares of Rail Vision at a price per share equal to USD 84.59 and 16,157 warrants. Total investment amounted to USD 600 and allocated to warrants investment and investment in the ordinary shares based on the relative fair value, as of the date of first installment, of each of the elements. Warrants investment was recorded in other investments in the amount of USD 29. Investment in the ordinary shares of Rail Vision was recorded in the amount of USD 571 as an investment in an affiliate company.

On November 7, 2016 the Company and other investors consummated the second installment of the SPA. As a result of the second installment, the Company purchased 16,599 additional ordinary shares of Rail Vision at a price per share equal to USD 46.52 and 33,931 additional warrants. Total investment of the second installment amounted to USD 822 and allocated to warrants investment and Investment in the ordinary shares based on the relative fair value, as of the date of second installment, of each of the elements. Warrants investment was recorded in other investments in the amount of USD 37. Investment in the ordinary shares of Rail Vision was recorded in the amount of USD 785 as an investment in an affiliate company.

As a result of completing the investment at a total amount of USD 1,422, the Company’s holdings in Rail Vision as of December 31, 2016 amounted to 32% (and 48% on a fully diluted basis). Total amounts of USD 66 and USD 1,356 were recorded in other investments and investment in an affiliate company, respectively.

On September 5, 2017, and October 6, 2017, Rail Vision raised approximately USD 5,800 (gross) through private placements of its Ordinary Shares at a price per share equal to USD 270.19. As a result, the company’s holdings in Rail Vision decreased to 24.76% (and 35.97% on a fully diluted basis) and the Company recorded a gain of USD 1,258 from an issuance to third party in “Equity in net loss (gain) of affiliated company” (See also note 4B below).

A.	Investment in affiliate company under the equity method:

The following tables present summarized financial information derived from Rail Vision’s consolidated financial statements, which are prepared on the basis of US GAAP:

Balance sheet data:

	As of December 31,
	2017	2016
	USD in thousands
Current assets	3,065	1,329
Long-term assets	292	70
Current liabilities	(504)	(168)
Equity	(2,853)	1,231

Operating data:

	Year ended December 31,	7.5 months ended December 31,
	2017	2016
	USD in thousands
Revenue	--	--
Operating loss	(3,869)	(872)
Net loss	(3,839)	(888)

Loss of USD 1,102 and USD 108 was recognized in “Equity in net loss (gain) of affiliated company” for the years ended December 31, 2017 and 2016, respectively.

Activity in investment in an affiliate company is as follows:

Investment in affiliate company
As of January 1, 2016	--
Cost	1,356
Equity in net loss of affiliated companies	(108)
As of December 31, 2016	1,248
Issuance of shares to third party	1,258
Equity in net loss of affiliated companies	(1,102)
As of December 31, 2017	1,404

B.	Warrants Investment

As a result of the observable price change in Rail Vision’s equity instruments as indicated by the September 2017 and October 2017 private placements, the Company revaluated the carrying value of warrants held by the Company to purchase shares of Rail Vision. As a result, the Company recorded in its statements of operations a financial income of USD 3,967.

On January 10, 2018, the Company exercised warrants to purchase 11,486 ordinary shares out of Rail Vision’s warrants 1 (see note 17A).